CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents consisted of the following items:

	June 30, 2026	December 31, 2025

Cash and cash equivalents at banks and on hand	222	247
Short-term deposits and money market funds	142	208
Cash and cash equivalents, as presented in the interim condensed consolidated statement of cash flows	364	455